UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:    12/31
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Date of reporting period:    9/30
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                               PORTFOLIO HOLDINGS

                                       FOR

                           AXP(R) TAX-FREE MONEY FUND

                                AT SEPT. 30, 2004

Investments in Securities

AXP Tax-Free Money Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes (102.3%)

Issue(b,c,d)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
Alabama (0.3%)
Columbia Industrial Development Board
  Refunding Revenue Bonds
  (Alabama Power Company)
  V.R.D.N. Series 1995C
   10-01-22               1.80%                   $400,000(e)      $400,000

California (7.3%)
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  (Jewish Community Center of San Francisco)
  V.R.D.N. Series 2002
  (Allied Irish Bank, Bank of New York)
   11-15-31               1.72                   5,600,000(e)     5,600,000
State of California R.A.N.
  Series 2004
   06-30-05               3.00                   4,000,000        4,036,560
Total                                                             9,636,560

Colorado (5.3%)
Moffat County
  Refunding Revenue Bonds
  (PacifiCorp)
  V.R.D.N. Series 1994
  (Bank One) AMBAC
   05-01-13               1.72                     500,000(e)       500,000
State Educational & Cultural Facilities Authority
  Revenue Bonds
  (Denver Museum Project)
  V.R.D.N. Series 2001 (Bank One)
   11-01-21               1.70                   6,500,000(e)     6,500,000
Total                                                             7,000,000

District of Columbia (5.1%)
District of Columbia
  Revenue Bonds
  (American Psychologist Association)
  V.R.D.N. Series 2003 (Bank of America)
   03-01-28               1.75                   2,755,000(e)     2,755,000
District of Columbia
  Revenue Bonds
  (Trinity College)
  V.R.D.N. Series 2001 (Wachovia Bank)
   07-01-31               1.69                   4,000,000(e)     4,000,000
Total                                                             6,755,000

Florida (3.8%)
Collier County Health Facilities Authority C.P.
  (Cleveland Clinic Health System)
  Series 2003C-1 (Bank of America)
   11-03-04               1.55                   5,000,000        5,000,000

Georgia (7.6%)
Cobb County Development Authority
  Revenue Bonds
  (Kennesaw State University Foundation)
  V.R.D.N. Series 2003A
  (Wachovia Bank, Allied Irish Bank)
   08-01-31               1.69                   4,960,000(e)     4,960,000
DeKalb County Hospital Authority
  Revenue Bonds
  (DeKalb Medical Center)
  V.R.D.N. Series 2003B (Wachhovia Bank) FSA
   09-01-31               1.69                   5,000,000(e)     5,000,000
Total                                                             9,960,000

Illinois (13.6%)
City of Chicago
  General Obligation Revenue Bonds
  (Neighborhoods Alive 21-B)
  V.R.D.N. Series 2002B (Lloyds TSB Group) MBIA
   01-01-37               1.70                   5,100,000(e)     5,100,000
County of Cook
  General Obligation
  Bonds Capital Improvement
  V.R.D.N. Series 2002B
   11-01-31               1.70                   7,000,000(e)     7,000,000
Illinois Finance Authority
  Revenue Bonds
  (YMCA of Metropolitan Chicago)
  V.R.D.N. Series 2001
  (Harris Trust & Savings Bank)
   06-01-29               1.72                   2,600,000(e)     2,600,000
State of Illinois
  General Obligation Bonds
  V.R.D.N. Series 2003B
  (Depfa Bank)
   10-01-33               1.70                   3,000,000(e)     3,000,000
Total                                                            17,700,000

Indiana (1.5%)
Indiana Bond Bank
  Revenue Notes
  Advance Program Notes
  Series 2004A
   01-25-05               1.10                   2,000,000        2,005,640

Kentucky (4.3%)
Newport
  Revenue Bonds
  V.R.D.N. Series 2002 (US Bank)
   04-01-32               1.53                   5,700,000(e)     5,700,000

See accompanying notes to investments in securities.

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1 -- AXP TAX-FREE MONEY FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Issue(b,c,d)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
Michigan (0.5%)
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B
  (Dexia Credit Local) FSA
   07-01-33               1.73%                   $700,000(e)      $700,000

Minnesota (9.4%)
Southern Minnesota
  Municipal Power Authority
  C.P. Series B
   11-08-04               1.40                   3,800,000        3,800,000
State Higher Education Facilities Authority
  Revenue Bonds
  (Macalester College)
  V.R.D.N Series 2003-5-Q
   03-01-33               1.70                   5,265,000(e)     5,265,000
University of Minnesota
  Revenue Bonds
  V.R.D.N. Series 1999A
   01-01-34               1.73                   3,305,000(e)     3,305,000
Total                                                            12,370,000

Mississippi (1.8%)
County of Jackson
  Refunding Revenue Bonds
  (Chevron USA)
  V.R.D.N. Series 1992
   12-01-16               1.73                   2,400,000(e)     2,400,000

Nebraska (4.2%)
State Public Power District C.P.
  Series A
   11-04-04               1.40                   3,500,000        3,500,000
   12-08-04               1.68                   2,000,000        2,000,000
Total                                                             5,500,000

New Hampshire (5.1%)
New Hampshire Health & Educational Facilities Authority
  Revenue Bonds
  (Brewster Academy Issue)
  V.R.D.N. Series 2001 (Allied Irish Bank)
   06-01-31               1.75                   6,640,000(e)     6,640,000

New Mexico (0.5%)
 Farmington
  Refunding Revenue Bonds
  (Arizona Public Service)
  V.R.D.N. Series 1994B (Barclays Bank)
   09-01-24               1.73                     700,000(e)       700,000

Ohio (0.9%)
County of Cuyahoga
  Revenue Bonds
  (Cleveland Clinic Health Systems)
  V.R.D.N. Series 2003-B-1 (JP Morgan Chase Bank)
   01-01-35               1.72                   1,200,000(e)     1,200,000

Texas (14.6%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  (Scott & White Memorial Hospital)
  V.R.D.N. Series 2001-1
  (JP Morgan Chase Bank) MBIA
   08-15-31               1.72                   3,000,000(e)     3,000,000
Bell County Health Facility Development Corporation
  Revenue Bonds
  (Scott & White Memorial Hospital)
  V.R.D.N. Series 2001-2
  (Westdeutsche Landesbank Girozentrale) MBIA
   08-15-31               1.72                     700,000          700,000
City of San Antonio
  Refunding Revenue Bonds
  Sub Lein
  V.R.D.N. Series 2003B
  (JP Morgan Chase Bank) MBIA
   05-15-33               1.35                   3,990,000(e)     3,990,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  (Methodist Hospital)
  V.R.D.N. Series 2002
   12-01-32               1.72                   4,920,000(e)     4,920,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  (YMCA of Greater Houston)
  V.R.D.N. Series 1999 (Bank One Texas)
   07-01-34               1.72                   2,000,000(e)     2,000,000
Houston General Obligation Notes
  C.P. Series D
   10-19-04               1.13                   2,000,000        2,000,000
San Antonio Electric & Gas Systems
  C.P. Series A
   10-21-04               1.43                   2,500,000        2,500,000
Total                                                            19,110,000

Utah (2.3%)
Intermountain Power Agency Power Supply
  C.P. Series 1985B-5
   11-09-04               1.38                   3,000,000(e)     3,000,000

Virginia (5.3%)
Chesapeake Hospital Authority
  Revenue Bonds
  (Chesapeake General Hospital)
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31               1.69                   7,000,000(e)     7,000,000

Washington (5.2%)
Washington Higher Education Facilities Authority
  Revenue Bonds
  (Seattle Pacific University)
  V.R.D.N. Series 2000B (Bank of America)
   10-01-30               1.55                   6,800,000(e)     6,800,000

Wisconsin (3.7%)
Milwaukee
  Revenue Bonds
  (Milwaukee Public Museum)
  V.R.D.N. Series 2000 (Bank One)
   04-01-35               1.70                   1,200,000(e)     1,200,000
Milwaukee Redevelopment Authority
  Revenue Bonds
  (La Causa)
  V.R.D.N. Series 2000 (Firstar Bank)
   12-01-20               1.70                   3,650,000(e)     3,650,000
Total                                                             4,850,000

Total investments in securities
(Cost: $134,427,200)(f)                                         $134,427,200

See accompanying notes to investments in securities.

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2 -- AXP TAX-FREE MONEY FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2004.

(b)     The following abbreviations may be used in the portfolio descriptions:

        B.A.N.    --       Bond Anticipation Note

        C.P.      --       Commercial Paper

        R.A.N.    --       Revenue Anticipation Note

        T.A.N.    --       Tax Anticipation Note

        T.R.A.N.  --       Tax & Revenue Anticipation Note

        V.R.      --       Variable Rate

        V.R.D.N.  --       Variable Rate Demand Note

(c) Parentheses may be used to indicate that the Fund is entitled to receive principal and interest from the specified party after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

        AMBAC     --       American Municipal Bond Association Corporation

        FSA       --       Financial Security Assurance

        MBIA      --       MBIA Insurance Corporation

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(f) Also represents the cost of securities for federal income tax purposes at Sept. 30, 2004.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP TAX-FREE MONEY FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

S-6433-80 A (11/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP TAX-FREE MONEY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          November 29, 2004